BMT Multi-Cap Fund
BMT Multi-Cap Fund
Investment Objective
The BMT Multi-Cap Fund (the “Fund”) seeks to provide long-term capital appreciation combined with a moderate level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	BMT Multi-Cap Fund BMT Multi-Cap Fund USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BMT Multi-Cap Fund BMT Multi-Cap Fund
Management Fees	0.65%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.25%
Less: Fee Waiver and Expense Reimbursement	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.02%	[1],[2]
[1]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratio of expenses to average net assets after expense reimbursement/waiver included in the Financial Highlights section of the Fund's Statutory Prospectus The difference is because the above table includes acquired fund fees and expenses ("AFFE).
[2]	BMT Investment Advisers (the "Adviser") has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and extraordinary and non-routine expenses) do not exceed 1.00% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of three years following the time at which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Expense Limitation Agreement is indefinite in term and cannot be terminated through at least September 30, 2019. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation agreement only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
BMT Multi-Cap Fund | BMT Multi-Cap Fund | USD ($)	104	374	664	1,491

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period from August 15, 2017 through May 31, 2018, the Fund’s portfolio turnover was 8.29%.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of publicly traded companies. The equity securities in which the Fund will seek to invest in include common stocks, preferred stocks, convertible securities and securities of other investment companies. BMT Investment Advisers (the “Adviser”) will select investments for the Fund which it believes are currently undervalued in the market. Securities are selected based on individual security fundamental analysis, with a disciplined approach to security valuation. The Adviser generally expects to have meaningful representation across the capitalization spectrum, and will typically select securities with market capitalizations of $500 million or higher.

The Fund may invest up to 10% of its net assets in foreign securities, which include American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign securities purchased on a foreign exchange and securities of companies incorporated outside of the United States. The Fund may also invest up to 15% of its net assets in securities of other investment companies and up to 10% of its net assets in a wide range of fixed income securities of various maturities or durations. Fixed income securities in which the Fund may invest include investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).

Principal Investment Risks
As with all mutual funds, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Set forth below are the principal investment risks that could affect the value of your investment:

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Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

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Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

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Equity Securities Risk. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

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Large Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Mid-Cap and Small-Cap Companies Risk. Investing in small and mid-cap companies may involve greater risk than is normally associated with investing in large-cap companies. Securities of small and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.

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Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer a higher yield than common stock and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed by the    issuer.  Preferred stock generally does not confer voting rights.

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Foreign Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

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ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

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Investment Company Risk. The Fund bears all risks associated with the investment companies (including exchange-traded funds) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

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Fixed Income Securities Risk. The Fund’s investments in fixed income securities are subject to credit risk, interest rate risk, prepayment risk, duration risk, and liquidity risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Rate increases could have a swift and significant negative impact on the prices of fixed income securities. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity, causing the Fund to invest in fixed income securities with lower interest rates. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Liquidity risk is the risk that low trading volume, lack of a market maker, or legal restrictions will impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner when the Adviser believes it is otherwise desirable to do so, which may restrict the Fund’s ability to take advantage of other market opportunities.

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Newer Fund Risk. The Fund has a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance Information
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available by calling the Fund toll-free at 1-866-BMT-4701.